Commitments	12 Months Ended
Dec. 31, 2024
Commitments [Abstract]
COMMITMENTS

NOTE 9 - COMMITMENTS

Lease commitments

A.	During the reported periods, the Company entered into several short-term agreements (of 12 months or less) for the renewal of leasing of premises with unrelated party, the last of which was signed in November 2024 for a period commencing November 1, 2024 through April 30, 2025 for a monthly fee of NIS 62 thousand (approximately $17).

B.	During the reported periods, Beamr Imaging RU entered into several short-term agreements for renewal of a leasing of premises with unrelated party, the last of which was signed in July 2024 for the period commencing July 1, 2024 through May 31, 2025 for a monthly fee of Russian Ruble 227 (approximately $2).

As of December 31, 2024, the future minimum commitment under binding operating lease agreements is as follows:

Lease of premises

2025	$80
$80

The lease payments under the binding agreement are associated with short-term operating leases of premises with a lease term of twelve months or less. As the Company elected the short-term recognition exemption (see also Note 2I), such leases are out of scope of ASC 842 “Leases”. Consequently, these payments are recognized on a straight-line basis as an operating expense in the Consolidated Statements of Operations and Comprehensive Loss.

During the years ended December 31, 2024, 2023 and 2022, lease expenses were $170, $119 and $119, respectively.